Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income attributable to common shareholders	$ 201,790	$ 233,239	$ 221,300
(Loss) income from discontinuing operations		19,355	18,429
Income from continuing operations	201,790	213,884	202,871
Adjustments to reconcile income from continuing operations to net cash flows from operating activities:
Depreciation and amortization	128,737	126,535	123,985
Deferred income taxes	16,506	31,477	26,699
Provision for doubtful accounts	5,765	5,838	4,708
Share-based compensation	5,860	6,819	5,066
Gain on sale of utility system			(1,025)
(Gain) loss on sale of other assets	(468)	4	(148)
Gain on extinguishment of debt	(678)
Equity loss in joint venture	35,177	3,989	2,665
Net decrease ( increase) in receivables, inventory and prepayments	(6,520)	(20,299)	4,466
Net increase(decrease) in payables, accrued interest, accrued taxes and other accrued liabilities	(3,469)	470	(13,425)
Decrease (increase) in income taxes receivable		7,873	8,209
Other	(11,906)	(11,702)	1,338
Operating cash flows from continuing operations	370,794	364,888	365,409
Operating cash flows (used in) from discontinued operations, net		(1,100)	2,410
Net cash flows from operating activities	370,794	363,788	367,819
Cash flows from investing activities:
Property, plant and equipment additions, including the debt component of allowance for funds used during construction of $1,598, $1,494, and $1,742	(364,689)	(328,605)	(307,908)
Acquisitions of utility systems and other, net	(28,989)	(14,616)	(14,997)
Release of funds previously restricted for construction activity	47		23,531
Additions to funds restricted for construction activity			(6)
Net proceeds from the sale of utility systems and other assets	648	558	5,315
Investment in joint venture			(14,700)
Other	(1,079)	279	76
Investing cash flows used in continuing operations	(394,062)	(342,384)	(308,689)
Investing cash flows from discontinued operations, net		49,883	87,126
Net cash flows used in investing activities	(394,062)	(292,501)	(221,563)
Cash flows from financing activities:
Proceeds From Advances For Construction Financing Activities	5,904	6,064	5,114
Repayments of customers' advances	(3,977)	(4,028)	(4,303)
Net repayments of short-term debt	(1,677)	(18,342)	(43,643)
Proceeds from long-term debt	560,544	317,699	263,834
Repayments of long-term debt	(400,407)	(253,192)	(300,323)
Change in cash overdraft position	(739)	(322)	9,872
Proceeds from issuing common stock	677		10,290
Proceeds from exercised stock options	7,540	7,296	25,698
Share-based compensation windfall tax benefits	1,842	1,422	2,420
Repurchase of common stock	(25,247)	(15,756)	(12,823)
Dividends paid on common stock	(121,248)	(112,106)	(102,889)
Other	(853)	(793)
Financing cash flows used in continuing operations	22,359	(72,058)	(146,753)
Financing cash flows (used in) from discontinued operations, net		(149)	34
Net cash flows used in financing activities	22,359	(72,207)	(146,719)
Net decrease in cash and cash equivalents	(909)	(920)	(463)
Cash and cash equivalents at beginning of year	4,138	5,058	5,521
Cash and cash equivalents at end of year	3,229	4,138	5,058
Cash paid during the year for:
Interest, net of amounts capitalized	70,103	72,441	75,452
Income taxes	6,902	4,348	6,995
Non-cash investing activities:
Property, plant and equipment additions purchased at the period end, but not yet paid	25,612	31,050	30,974
Non-cash customer advances for construction	$ 27,992	$ 43,642	$ 26,188